Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total original costs	$ 12,554	$ 12,764
Less: accumulated depreciation	(10,330)	(8,739)
Carrying amount	2,224	4,025
Computers [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	571	535
Server & switch [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	1,351	1,256
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	1,807	1,722
Wi-Fi terminals for data connectivity services [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	8,273	8,722
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	$ 552	$ 529